Average Annual Total Returns - Mid Cap Value Portfolio	Mid Cap Value Portfolio 1 Yr	Mid Cap Value Portfolio 5 Yr	Mid Cap Value Portfolio 10 Yr	Russell MidCap® Value Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell MidCap® Value Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell MidCap® Value Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Mid Cap Value Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Mid Cap Value Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Mid Cap Value Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	1.67%	9.54%	10.61%	4.97%	9.73%	10.49%	3.87%	8.75%	9.17%